Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Office sharing and occupancy costs	$ 32,895	$ 67,012
Amount of accounts payable and accrued liabilities	154,706	302,883
Long term notes amount	$ 2,720,643	$ 2,786,183